Goodwill and Other Intangibles	12 Months Ended
Oct. 31, 2021
Intangible assets and goodwill [abstract]
Goodwill and Other Intangibles
NOTE 14:  GOODWILL AND OTHER INTANGIBLES
The recoverable amount of the Bank’s CGUs is determined from internally developed valuation models that consider various factors and assumptions such as forecasted earnings, growth rates, discount rates, and terminal growth rates. Management is required to use judgment in estimating the recoverable amount of CGUs, and the use of different assumptions and estimates in the calculations could influence the determination of the existence of impairment and the valuation of goodwill. Management believes that the assumptions and estimates used are reasonable and supportable. Where possible, assumptions generated internally are compared to relevant market information. The carrying amounts of the Bank’s CGUs are determined by management using risk-based capital models to adjust net assets and liabilities by CGU. These models consider various factors including market risk, credit risk, and operational risk, including investment capital (comprised of goodwill and other intangibles). Any capital not directly attributable to the CGUs is held within the Corporate segment. As at the date of the last impairment test, the amount of capital was approximately $25.3 billion and primarily related to treasury assets and excess capital managed within the Corporate segment. The Bank’s capital oversight committees provide oversight to the Bank’s capital allocation methodologies.
Key Assumptions
The recoverable amount of each CGU or group of CGUs has been determined based on its estimated value-in-use. In assessing value-in-use, estimated future cash flows based on the Bank’s internal forecast are discounted using an appropriate pre-tax discount rate.
The following were the key assumptions applied in the goodwill impairment testing:
Discount Rate
The pre-tax discount rates used reflect current market assessments of the risks specific to each group of CGUs and are dependent on the risk profile and capital requirements of each group of CGUs.
Terminal Value
The earnings included in the goodwill impairment testing for each operating segment were based on the Bank’s internal forecast, which projects expected cash flows over the next five years. Beyond the Bank’s internal forecast, cash flows were assumed to grow at a steady terminal growth rate. Terminal growth rates were based on the expected long-term growth of gross domestic product and inflation and ranged from 2.0% to 3.8% (2020 – 2.0% to 4.0%).
In considering the sensitivity of the key assumptions discussed above, management determined that a reasonable change in any of the above would not result in the recoverable amount of any of the groups of CGUs to be less than their carrying amount.

Goodwill by Segment

(millions of Canadian dollars)	Canadian Retail	U.S. Retail 1	Wholesale Banking	Total
Carrying amount of goodwill as at November 1, 2019	$2,836	$13,980	$160	$16,976

Foreign currency translation adjustments and other	10	162	–	172

Carrying amount of goodwill as at October 31, 2020 2	$2,846	$14,142	$160	$17,148
Additions (disposals)	40	–	116	156

Foreign currency translation adjustments and other	(62)	(1,008)	(2)	(1,072)
Carrying amount of goodwill as at October 31, 2021 2	$2,824	$13,134	$274	$16,232

Pre-tax discount rates
2020	9.7–11.0%	9.2–11.8%	12.7%
2021	9.6–11.0	9.4–10.0	13.3

1	Goodwill predominantly relates to U.S. personal and commercial banking.
2	Accumulated impairment as at October 31, 2021 and October 31, 2020 was nil.
OTHER INTANGIBLES
The following table presents details of other intangibles as at October 31, 2021 and October 31, 2020.

Other Intangibles

(millions of Canadian dollars)	Core deposit intangibles	Credit card related intangibles	Internally generated software	Other software	Other intangibles	Total
Cost
As at November 1, 2019	$2,576	$842	$2,927	$295	$743	$7,383
Additions	–	–	327	44	41	412
Disposals	–	–	(55)	(25)	–	(80)
Fully amortized intangibles	–	–	(391)	(37)	–	(428)

Foreign currency translation adjustments and other	30	2	26	1	6	65

As at October 31, 2020	$2,606	$844	$2,834	$278	$790	$7,352
Additions	–	–	401	58	310	769
Disposals	–	–	(275)	(5)	–	(280)
Fully amortized intangibles	–	–	(251)	(75)	–	(326)

Foreign currency translation adjustments and other	(186)	(10)	(84)	(11)	(41)	(332)
As at October 31, 2021	$2,420	$834	$2,625	$245	$1,059	$7,183

Amortization and impairment
As at November 1, 2019	$2,481	$628	$1,167	$191	$413	$4,880
Disposals	–	–	(32)	(25)	–	(57)
Impairment losses (reversals)	–	–	4	–	13	17
Amortization charge for the year	54	60	528	73	66	781
Fully amortized intangibles	–	–	(391)	(37)	–	(428)

Foreign currency translation adjustments and other	28	2	(1)	2	3	34

As at October 31, 2020	$2,563	$690	$1,275	$204	$495	$5,227
Disposals	–	–	(272)	(5)	–	(277)
Impairment losses (reversals)	–	–	–	–	(4)	(4)
Amortization charge for the year	29	61	487	53	76	706
Fully amortized intangibles	–	–	(251)	(75)	–	(326)

Foreign currency translation adjustments and other	(184)	(11)	(32)	(12)	(27)	(266)
As at October 31, 2021	$2,408	$740	$1,207	$165	$540	$5,060
Net Book Value:
As at October 31, 2020	$43	$154	$1,559	$74	$295	$2,125
As at October 31, 2021	12	94	1,418	80	519	2,123